Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Shareholders' equity
Actuarial gains and losses	$ 42	$ 25	$ 32	$ 67		$ 158
Change in fair value of investments in equity instruments	(2)	7		5
Tax effect	(20)	2	(12)	(18)		(53)
Currency translation adjustment generated by the parent company	(4,761)	2,131	4,524	(2,630)		5,464
Sub-total items not potentially reclassifiable to profit and loss	(4,741)	2,165	4,544	(2,576)		5,569
Currency translation adjustment	1,330	(362)	(1,218)	968		(1,418)
Unrealized gain/(loss) of the period				1,078		(1,372)
Less gain/(loss) included in net income				110		46
Available for sale financial assets			1
Cash flow hedge	77	178	(79)	255		34
Unrealized gain/(loss) of the period				142		164
Less gain/(loss) included in net income				(113)		130
Variation of foreign currency basis spread	2	(29)		(27)
unrealized gain/(loss) of the period				(27)
Share of other comprehensive income of equity affiliates, net amount	36	(168)	(794)	(132)		(463)
Unrealized gain/(loss) of the period				(93)		(465)
Less gain/(loss) included in net income				39		(2)
Other	(2)		(3)	(2)
Tax effect	(27)	(48)	30	(75)		(9)
Sub-total items potentially reclassifiable to profit and loss	1,416	(429)	(2,063)	987		(1,856)
Total other comprehensive income, net amount	$ (3,325)	$ 1,736	$ 2,481	$ (1,589)	$ 3,012	$ 3,713